UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09
                                              -------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB&T Wealth Management
         -------------------------------------------------
Address: 1 S. Nevada Ave. Ste 200
         -------------------------------------------------
         Colorado Springs, CO 80903
         -------------------------------------------------

         -------------------------------------------------

Form 13F File Number: 28-
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Justin A. Leveille
         -------------------------------------------------
Title:   Chief Operating Officer
         -------------------------------------------------
Phone:   719-228-1080
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Justin A. Leveille              Colorado Springs, CO            03/31/10
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

         28-12572                   Tradewinds Global Investors, LLC
         28-05723                   Metropolitan West Capital Management, LLC
         28-01880                   Anchor Capital Advisors, INC
         28-10477                   Riversource Investments, LLC
         28-06213                   Eagle Global Advisors, LLC
         28-04981                   Goldman Sachs Group, Inc.
         28-01204                   Wentworth Hauser & Violich, Inc.
         28-06462                   Chartwell Investment Partners
         28-10562                   AllianceBernstein L.P.
         28-01474                   NWQ Investment Management Co, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       10
                                         ---------------
Form 13F Information Table Entry Total:  102
                                         ---------------
Form 13F Information Table Value Total:  22616.68
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                  Title of                                 Shares/  SH/     Invstmt     Other     Voting Authority
Name of Issuer                    class            Cusip            Value  Prn Amt  PRN     Dscretn    Managers  Sole  Shared   None
ABBOTT LABORATORIES               COM          002824100         8,098.50      150  SH        Sole                               150
ALCOA INC                         COM          013817101        48,360.00    3,000  SH        Sole                             3,000
***ALCATEL-LUCENT SPONSORED AD    COM          013904305           338.64      102  SH        Sole                               102
ALIGN TECHNOLOGY INC              COM          016255101         5,452.92      306  SH        Sole                               306
ALLSTATE CORP                     COM          020002101         6,008.00      200  SH        Sole                               200
AMERICAN INTERNATIONAL GROUP I    COM          026874784            59.96        2  SH        Sole                                 2
APPLIED MATERIALS INC             COM          038222105         6,342.70      455  SH        Sole                               455
AUTOMATIC DATA PROCESSING INC     COM          053015103         6,423.00      150  SH        Sole                               150
***BP P L C SPONSORED ADR (FRM    COM          055622104        11,594.00      200  SH        Sole                               200
BANK OF AMERICA CORP              COM          060505104         1,506.00      100  SH        Sole                               100
BERKSHIRE HATHAWAY INC-DEL CL     COM          084670108       198,400.00        2  SH        Sole                                 2
BEST BUY CO COMMON                COM          086516101        35,514.00      900  SH        Sole                               900
BLACK & DECKER CORP               COM          091797100         1,620.75       25  SH        Sole                                25
BRINKER INTERNATIONAL INC         COM          109641100        20,142.00    1,350  SH        Sole                             1,350
CBS CORP NEW CLASS B              COM          124857202         6,097.70      434  SH        Sole                               434
CHEVRON CORPORATION               COM          166764100        76,990.00    1,000  SH        Sole                             1,000
CITIGROUP INC                     COM          172967101            496.5      150  SH        Sole                               150
COCA COLA CO                      COM          191216100       173,850.00    3,050  SH        Sole                             3,050
WALT DISNEY CO                    COM          254687106         9,675.00      300  SH        Sole                               300
DOW CHEMICAL CO.                  COM          260543103        37,300.50    1,350  SH        Sole                             1,350
ECOLAB INC                        COM          278865100         4,458.00      100  SH        Sole                               100
EMERSON ELECTRIC CO               COM          291011104        34,080.00      800  SH        Sole                               800
***ERICSSON L M TEL CO ADR CL     COM          294821608         1,838.00      200  SH        Sole                               200
FORD MOTOR CO PAR $0.01           COM          345370860        15,000.00    1,500  SH        Sole                             1,500
FORTUNE BRANDS INC                COM          349631101         1,080.00       25  SH        Sole                                25
GENERAL ELECTRIC CO               COM          369604103        87,754.00    5,800  SH        Sole                             5,800
GENERAL MILLS INC                 COM          370334104       212,430.00    3,000  SH        Sole                             3,000
GREAT PLAINS ENERGY INC           COM          391164100        27,146.00    1,400  SH        Sole                             1,400
HEWLETT PACKARD CO                COM          428236103         5,151.00      100  SH        Sole                               100
HOME DEPOT INC                    COM          437076102         5,786.00      200  SH        Sole                               200
INTEL CORP                        COM          458140100        68,238.00    3,345  SH        Sole                             3,345
INTERNATIONAL BUSINESS MACHINE    COM          459200101       114,537.50      875  SH        Sole                               875
JOHNSON & JOHNSON                 COM          478160104       170,686.50    2,650  SH        Sole                             2,650
LSI CORPORATION                   COM          502161102           138.23       23  SH        Sole                                23
LINEAR TECHNOLOGY CORP            COM          535678106            916.8       30  SH        Sole                                30
MCDONALDS CORP                    COM          580135101       149,856.00    2,400  SH        Sole                             2,400
MCGRAW HILL COMPANIES INC         COM          580645109        13,404.00      400  SH        Sole                               400
MEDTRONIC INC                     COM          585055106         7,696.50      175  SH        Sole                               175
MICROSOFT CORP                    COM          594918104       176,784.00    5,800  SH        Sole                             5,800
MOTOROLA INC                      COM          620076109         1,164.00      150  SH        Sole                               150
***NOKIA CORPORATION SPONSORED    COM          654902204              771       60  SH        Sole                                60
OMNICOM GROUP INC                 COM          681919106        70,470.00    1,800  SH        Sole                             1,800
PEPSICO INC                       COM          713448108        79,040.00    1,300  SH        Sole                             1,300
PFIZER INC                        COM          717081103       417,587.83   22,957  SH        Sole                            22,957
PHILIP MORRIS INTERNATIONAL IN    COM          718172109       120,475.00    2,500  SH        Sole                             2,500
PITNEY BOWES INC                  COM          724479100       480,827.76   21,126  SH        Sole                            21,126
PROCTER & GAMBLE CO               COM          742718109       242,520.00    4,000  SH        Sole                             4,000
QUALCOMM INC                      COM          747525103         5,551.20      120  SH        Sole                               120
RF MICRO DEVICES INC              COM          749941100            143.1       30  SH        Sole                                30
RADIOSHACK CORP                   COM          750438103         1,950.00      100  SH        Sole                               100
SEMPRA ENERGY                     COM          816851109        28,605.78      511  SH        Sole                               511
SILICON STORAGE TECHNOLOGY INC    COM          827057100              192       75  SH        Sole                                75
SUN MICROSYSTEMS INC COM NEW      COM          866810203           234.25       25  SH        Sole                                25
TEXAS INSTRUMENTS INC             COM          882508104        78,180.00    3,000  SH        Sole                             3,000
TIME WARNER INC NEW               COM          887317303         3,846.48      132  SH        Sole                               132
US BANCORP DEL COM NEW            COM          902973304         4,502.00      200  SH        Sole                               200
UNITED PARCEL SVC INC CL B        COM          911312106         2,868.50       50  SH        Sole                                50
VITESSE SEMICONDUCTOR CORP        COM          928497106             6.37       25  SH        Sole                                25
WELLS FARGO & CO                  COM          949746101        29,689.00    1,100  SH        Sole                             1,100
XEROX CORP                        COM          984121103         4,864.50      575  SH        Sole                               575
UBROADCAST INC                    COM          90348e101             6.81      235  SH        Sole                               235
TARGET CORP                       COM          87612e106        66,508.75    1,375  SH        Sole                             1,375
NCR CORP NEW                      COM          62886e108           289.38       26  SH        Sole                                26
AOL INC                           COM          00184x105           279.36       12  SH        Sole                                12
AT&T INC                          COM          00206r102         9,978.68      356  SH        Sole                               356
AGILENT TECHNOLOGIES INC          COM          00846u101         3,883.75      125  SH        Sole                               125
ALLIANCE SEMICONDUCTOR CORP       COM          01877h100               11       50  SH        Sole                                50
ALLTEL CORP                       COM          020039ae3        56,417.50   50,000  SH        Sole                            50,000
ALTRIA GROUP INC                  COM          02209s103        49,075.00    2,500  SH        Sole                             2,500
ARDEA BIOSCIENCES INC             COM          03969p107              224       16  SH        Sole                                16
CHARTER COMMUNICATIONS INC DEL    COM          16117m107              680   40,000  SH        Sole                            40,000
CISCO SYSTEMS INC                 COM          17275r102        10,773.00      450  SH        Sole                               450
COMCAST CORP NEW CL A             COM          20030n101         2,191.80      130  SH        Sole                               130
CONOCOPHILLIPS                    COM          20825c104       127,675.00    2,500  SH        Sole                             2,500
CORPORATE OFFICE PROPERTIES TR    COM          22002t108         1,098.90       30  SH        Sole                                30
COSTCO WHOLESALE CORP-NEW         COM          22160k105        59,170.00    1,000  SH        Sole                             1,000
CREDIT SUISSE FIRST BOSTON USA    COM          22541lab9        53,943.10   50,000  SH        Sole                            50,000
DELUXE CORP NOTE                  COM          248019ag6        36,300.00   40,000  SH        Sole                            40,000
DIRECTV CLASS A NEW               COM          25490a101         3,335.00      100  SH        Sole                               100
DUKE ENERGY CORPORATION (HOLDI    COM          26441c105         3,442.00      200  SH        Sole                               200
EXXON MOBIL CORP                  COM          30231g102       146,608.50    2,150  SH        Sole                             2,150
FEDEX CORP                        COM          31428x106        50,070.00      600  SH        Sole                               600
GOLDMAN SACHS GROUP INC           COM          38141g104         4,221.00       25  SH        Sole                                25
INTL BUSINESS MACHINES CORP DE    COM          459200al5        57,987.55   50,000  SH        Sole                            50,000
INTERSIL CORPORATION CL A (FRM    COM          46069s109              767       50  SH        Sole                                50
JPMORGAN CHASE & CO FORMERLY J    COM          46625h100         4,167.00      100  SH        Sole                               100
KRAFT FOODS INC CL A              COM          50075n104        47,021.40    1,730  SH        Sole                             1,730
LEVEL 3 COMMUNICATIONS INC        COM          52729n100       175,950.00  115,000  SH        Sole                           115,000
LIBERTY MEDIA CORPORATION LIBE    COM          53071m708            461.5       10  SH        Sole                                10
MACYS INC                         COM          55616p104         1,676.00      100  SH        Sole                               100
MERCK & CO INC NEW                COM          58933y105         7,308.00      200  SH        Sole                               200
ORACLE CORP                       COM          68389x105        49,060.00    2,000  SH        Sole                             2,000
SPDR S&P 500 ETF TR UNIT SER I    COM          78462f103        89,152.00      800  SH        Sole                               800
SOUTHWEST AIRLS CO NT             COM          844741ax6        48,059.65   50,000  SH        Sole                            50,000
TERADATA CORP                     COM          88076w103           817.18       26  SH        Sole                                26
3M COMPANY                        COM          88579y101    18,031,732.39  218,117  SH        Sole                           218,117
TIME WARNER INC DEB               COM          887315ak5        58,055.70   50,000  SH        Sole                            50,000
TIME WARNER CABLE INC             COM          88732j207         1,324.48       32  SH        Sole                                32
VERIZON COMMUNICATIONS            COM          92343v104         7,454.25      225  SH        Sole                               225
VIACOM INC NEW CLASS B            COM          92553p201        12,902.82      434  SH        Sole                               434
XCEL ENERGY INC                   COM          98389b100        11,671.00      550  SH        Sole                               550
***VERIGY LTD                     COM          y93691106            192.9       15  SH        Sole                                15